UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 16 of its series:

Date of fiscal year end: May 31

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, and Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Fund, Wells Fargo WealthBuilder Growth Allocation Fund, Wells Fargo WealthBuilder Growth Balanced Fund, Wells Fargo WealthBuilder Moderate Balanced Fund, and Wells Fargo WealthBuilder Equity Fund.

Date of reporting period: February 28, 2019

ITEM  1. INVESTMENTS

Wells Fargo Growth Balanced Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 2.33%
Consumer Staples Select Sector SPDR Fund				98,784	$5,367,923

Total Exchange-Traded Funds (Cost $4,998,586)					5,367,923

Investment Companies : 97.62%
Affiliated Master Portfolios : 82.14%
Wells Fargo C&B Large Cap Value Portfolio					6,992,047
Wells Fargo Core Bond Portfolio					15,864,279
Wells Fargo Diversified Large Cap Growth Portfolio					21,707,144
Wells Fargo Emerging Growth Portfolio					2,626,182
Wells Fargo Factor Enhanced Emerging Markets Portfolio					3,082,232
Wells Fargo International Growth Portfolio					20,479,372
Wells Fargo International Value Portfolio					22,494,439
Wells Fargo Large Company Value Portfolio					23,225,927
Wells Fargo Managed Fixed Income Portfolio					55,564,434
Wells Fargo Real Return Portfolio					7,965,017
Wells Fargo Small Company Growth Portfolio					2,614,189
Wells Fargo Small Company Value Portfolio					6,390,752
					189,006,014
Affiliated Stock Funds : 15.48%
Wells Fargo Disciplined U.S. Core Fund Class R6				1,770,710	29,482,326
Wells Fargo Emerging Markets Equity Fund Class R6				124,205	3,076,569
Wells Fargo Emerging Markets Equity Income Fund Class R6				269,438	3,044,645
					35,603,540
Total Investment Companies (Cost $199,801,041)					224,609,554

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.07%
U.S. Treasury Bill #(z)		2.31%	4-2-2019	$174,000	173,632

Total U.S. Treasury Securities (Cost $173,633)					173,632

Total investments in securities (Cost $204,973,260)	100.02%				230,151,109
Other assets and liabilities, net	(0.02)				(57,149)

Total net assets	100.00%				$230,093,960

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
VSTOXX Futures	267	3-19-2019	$467,793	$455,548	$0	$(12,245)
Short
10-Year U.S. Treasury Note	(45)	6-19-2019	(5,510,611)	(5,490,000)	20,611	0

					$20,611	$(12,245)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6	1,767,866	278,046	275,202	1,770,710	$29,482,326
Wells Fargo Emerging Markets Equity Fund Class R6	0	133,178	8,973	124,205	3,076,569
Wells Fargo Emerging Markets Equity Income Fund Class R6	0	284,050	14,612	269,438	3,044,645

					$35,603,540	15.48%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	1.66%	1.81%	$6,992,047
Wells Fargo Core Bond Portfolio	0.29	0.29	15,864,279
Wells Fargo Diversified Large Cap Growth Portfolio	32.89	8.00	21,707,144
Wells Fargo Emerging Growth Portfolio	0.41	0.31	2,626,182
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	1.20	3,082,232
Wells Fargo International Growth Portfolio	58.68	9.20	20,479,372
Wells Fargo International Value Portfolio	2.89	1.95	22,494,439
Wells Fargo Large Company Value Portfolio	34.77	8.61	23,225,927
Wells Fargo Managed Fixed Income Portfolio	54.46	9.34	55,564,434
Wells Fargo Real Return Portfolio	5.72	4.27	7,965,017
Wells Fargo Small Company Growth Portfolio	0.18	0.13	2,614,189
Wells Fargo Small Company Value Portfolio	4.45	4.44	6,390,752

			$189,006,014	82.14%

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$5,367,923	$0	$0	$5,367,923
Investment companies	35,603,540	0	0	35,603,540
Short-term investments
U.S. Treasury securities	173,632	0	0	173,632
Investments measured at net asset value*				189,006,014

	41,145,095	0	0	230,151,109
Futures contracts	20,611	0	0	20,611

Total assets	$41,165,706	$0	$0	$230,171,720

Liabilities
Futures contracts	$12,245	$0	$0	$12,245

Total liabilities	$12,245	$0	$0	$12,245

*    Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $189,006,014. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo Moderate Balanced Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 0.80%
Consumer Staples Select Sector SPDR Fund				18,660	$1,013,984

Total Exchange-Traded Funds (Cost $951,014)					1,013,984

Investment Companies : 99.03%
Affiliated Master Portfolios : 82.47%
Wells Fargo C&B Large Cap Value Portfolio					4,267,095
Wells Fargo Core Bond Portfolio					11,310,554
Wells Fargo Disciplined Large Cap Portfolio					12,488,733
Wells Fargo Diversified Large Cap Growth Portfolio					8,823,562
Wells Fargo Emerging Growth Portfolio					1,274,001
Wells Fargo Factor Enhanced Emerging Markets Portfolio					1,088,034
Wells Fargo International Growth Portfolio					3,841,693
Wells Fargo International Value Portfolio					3,803,208
Wells Fargo Large Company Value Portfolio					8,502,469
Wells Fargo Managed Fixed Income Portfolio					39,609,656
Wells Fargo Real Return Portfolio					5,690,904
Wells Fargo Small Company Growth Portfolio					1,260,204
Wells Fargo Small Company Value Portfolio					2,538,689
					104,498,802

Affiliated Stock Funds : 16.56%
Wells Fargo Conservative Income Fund Institutional Class				1,892,263	18,884,781
Wells Fargo Emerging Markets Equity Fund Class R6				42,454	1,051,595
Wells Fargo Emerging Markets Equity Income Fund Class R6				92,403	1,044,148
					20,980,524

Total Investment Companies (Cost $114,304,735)					125,479,326

		Yield	Maturity date	Principal
Short-Term Investments : 0.08%
U.S. Treasury Securities : 0.08%
U.S. Treasury Bill #(z)		2.31%	4-2-2019	$97,000	96,795

Total Short-Term Investments (Cost $96,795)					96,795

Total investments in securities (Cost $115,352,544)	99.91%				126,590,105
Other assets and liabilities, net	0.09				114,246

Total net assets	100.00%				$126,704,351

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
VSTOXX Futures Index	147	3-19-2019	$257,549	$250,807	$0	$(6,742)
Short
10-Year U.S. Treasury Notes	(26)	6-19-2019	(3,183,909)	(3,172,000)	11,909	0

					$11,909	$(6,742)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Affiliated Stock Funds
Wells Fargo Conservative Income Fund Institutional Class	0	2,497,417	605,154	1,892,263	$18,884,781
Wells Fargo Emerging Markets Equity Fund Class R6	0	47,177	4,723	42,454	1,051,595
Wells Fargo Emerging Markets Equity Income Fund Class R6	0	100,622	8,219	92,403	1,044,148

					$20,980,524	16.56%

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	1.21%	1.11%	$4,267,095
Wells Fargo Core Bond Portfolio	0.24	0.21	11,310,554
Wells Fargo Disciplined Large Cap Portfolio	0.00	3.65	12,488,733
Wells Fargo Diversified Large Cap Growth Portfolio	16.77	3.25	8,823,562
Wells Fargo Emerging Growth Portfolio	0.17	0.15	1,274,001
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.00	0.42	1,088,034
Wells Fargo International Growth Portfolio	13.50	1.73	3,841,693
Wells Fargo International Value Portfolio	0.66	0.33	3,803,208
Wells Fargo Large Company Value Portfolio	15.34	3.15	8,502,469
Wells Fargo Managed Fixed Income Portfolio	45.54	6.66	39,609,656
Wells Fargo Real Return Portfolio	4.78	3.05	5,690,904
Wells Fargo Small Company Growth Portfolio	0.07	0.06	1,260,204
Wells Fargo Small Company Value Portfolio	1.89	1.76	2,538,689
Wells Fargo Stable Income Portfolio*	100.00	0.00	0

			$104,498,802	82.47%

*	No Longer held at the end of the period

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity Securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If none, the last sales price. If no sales occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,013,984	$0	$0	$1,013,984
Investment companies	20,980,524	0	0	20,980,524
Short-term investments
U.S. Treasury securities	96,795	0	0	96,795
Investments measured at net asset value*				104,498,802

	22,091,303	0	0	126,590,105
Futures contracts	11,909	0	0	11,909

Total assets	$22,103,212	$0	$0	$126,602,014

Liabilities
Futures contracts	$6,742	$0	$0	$6,742

Total liabilities	$6,742	$0	$0	$6,742

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $104,498,802. Each affiliated Master Portfolio do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of February 28, 2019, the Fund had segregated $25,000 as cash collateral for these open futures contracts.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

As of February 28, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 100.03%
Affiliated Master Portfolio : 100.03%
Wells Fargo C&B Large Cap Value Portfolio		$297,791,020

Total Investment Companies (Cost $232,300,894)		297,791,020

Total investments in securities (Cost $232,300,894)	100.03%	297,791,020
Other assets and liabilities, net	(0.03)	(99,801)

Total net assets	100.00%	$297,691,219

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	93%	77%	$297,791,020	100.03%

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $297,791,020 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Diversified Equity Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 100.20%
Affiliated Master Portfolios : 100.20%
Wells Fargo C&B Large Cap Value Portfolio		$13,250,829
Wells Fargo Diversified Large Cap Growth Portfolio		39,830,962
Wells Fargo Emerging Growth Portfolio		4,011,570
Wells Fargo Index Portfolio		39,694,037
Wells Fargo International Growth Portfolio		11,839,709
Wells Fargo International Value Portfolio		11,713,907
Wells Fargo Large Company Value Portfolio		26,335,737
Wells Fargo Small Company Growth Portfolio		3,953,818
Wells Fargo Small Company Value Portfolio		7,920,812
Total Investment Companies (Cost $133,062,178)		158,551,381

Total investments in securities (Cost $133,062,178)	100.20%	158,551,381
Other assets and liabilities, net	(0.20)	(315,181)

Total net assets	100.00%	$158,236,200

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	4%		3%		$13,250,829
Wells Fargo Diversified Large Cap Growth Portfolio	50		15		39,830,962
Wells Fargo Emerging Growth Portfolio	1		0	*	4,011,570
Wells Fargo Index Portfolio	3		3		39,694,037
Wells Fargo International Growth Portfolio	28		5		11,839,709
Wells Fargo International Value Portfolio	1		1		11,713,907
Wells Fargo Large Company Value Portfolio	46		10		26,335,737
Wells Fargo Small Company Growth Portfolio	0	*	0	*	3,953,818
Wells Fargo Small Company Value Portfolio	5		6		7,920,812

					$158,551,381	100.20%

*	The amount owned is less than 0.5%

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a “multi-style” equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of February 28 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At February 28, 2019, the affiliated Master Portfolios in aggregate were valued at $158,551,381, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 100.07%
Affiliated Master Portfolio : 100.07%
Wells Fargo Emerging Growth Portfolio		$774,558,029

Total Investment Companies (Cost $515,459,317)		774,558,029

Total investments in securities (Cost $515,459,317)	100.07%	774,558,029
Other assets and liabilities, net	(0.07)	(521,649)

Total net assets	100.00%	$774,036,380

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Emerging Growth Portfolio	93%	91%	$774,558,029	100.07%

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $774,558,029 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Index Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 100.24%
Affiliated Master Portfolio : 100.24%
Wells Fargo Index Portfolio		$1,295,033,433

Total Investment Companies (Cost $261,842,032)		1,295,033,433

Total investments in securities (Cost $261,842,032)	100.24%	1,295,033,433
Other assets and liabilities, net	(0.24)	(3,068,358)

Total net assets	100.00%	$1,291,965,075

1

Transactions with the affiliated Master Portfolio was as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Index Portfolio	97%	97%	$1,295,033,433	100.24%

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $1,295,033,433 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 99.77%
Affiliated Master Portfolio : 99.77%
Wells Fargo International Value Portfolio		$908,645,821

Total Investment Companies (Cost $910,742,174)		908,645,821

Total investments in securities (Cost $910,742,174)	99.77%	908,645,821
Other assets and liabilities, net	0.23	2,135,716

Total net assets	100.00%	$910,781,537

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo International Value Portfolio	95%	79%	$908,645,821	99.77%

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $908,645,821 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 99.94%
Affiliated Master Portfolio : 99.94%
Wells Fargo Small Company Growth Portfolio		$1,957,345,070

Total Investment Companies (Cost $1,467,865,656)		1,957,345,070

Total investments in securities (Cost $1,467,865,656)	99.94%	1,957,345,070
Other assets and liabilities, net	0.06	1,249,419

Total net assets	100.00%	$1,958,594,489

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Small Company Growth Portfolio	99%	98%	$1,957,345,070	99.94%

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $1,957,345,070 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 100.01%
Affiliated Master Portfolio : 100.01%
Wells Fargo Small Company Value Portfolio		$69,402,865

Total Investment Companies (Cost $72,953,434)		69,402,865

Total investments in securities (Cost $72,953,434)	100.01%	69,402,865
Other assets and liabilities, net	(0.01)	(9,875)

Total net assets	100.00%	$69,392,990

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Small Company Value Portfolio	87%	48%	$69,402,865	100.01%

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $69,402,865 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Core Bond Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 100.34%
Affiliated Master Portfolio : 100.34%
Wells Fargo Core Bond Portfolio		$5,116,342,627

Total Investment Companies (Cost $5,104,490,234)		5,116,342,627

Total investments in securities (Cost $5,104,490,234)	100.34%	5,116,342,627
Other assets and liabilities, net	(0.34)	(17,119,381)

Total net assets	100.00%	$5,099,223,246

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Core Bond Portfolio	95%	93%	$5,116,342,627	100.34%

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return, consisting of income and capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $5,116,342,627 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Real Return Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name		Value
Investment Companies : 99.61%
Affiliated Master Portfolio : 99.61%
Wells Fargo Real Return Portfolio		$58,883,586

Total Investment Companies (Cost $58,793,536)		58,883,586

Total investments in securities (Cost $58,793,536)	99.61%	58,883,586
Other assets and liabilities, net	0.39	232,989

Total net assets	100.00%	$59,116,575

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Real Return Portfolio	53%	32%	$58,883,586	99.61%

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily

Fair valuation measurements

At February 28, 2019, the Fund’s investment in Wells Fargo Real Return Portfolio the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At February 28, 2019, the affiliated Master Portfolio valued at $58,883,586 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo WealthBuilder Conservative Allocation Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 14.81%
Consumer Staples Select Sector SPDR Fund			29,017	$1,576,784
Vanguard Intermediate-Term Corporate Bond ETF			232,969	19,811,684
Vanguard Short-Term Bond ETF			226,022	17,848,957
Total Exchange-Traded Funds (Cost $39,740,707)				39,237,425

Investment Companies : 84.86%
Affiliated Master Portfolios : 60.01%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				29,681,695
Wells Fargo Core Bond Portfolio				63,371,454
Wells Fargo Disciplined Large Cap Portfolio				13,499,872
Wells Fargo Emerging Growth Portfolio				1,843,380
Wells Fargo Factor Enhanced Emerging Markets Portfolio				2,873,306
Wells Fargo Factor Enhanced International Portfolio				7,116,556
Wells Fargo Factor Enhanced Large Cap Portfolio				11,837,750
Wells Fargo Factor Enhanced Small Cap Portfolio				2,366,659
Wells Fargo High Yield Corporate Bond Portfolio				11,905,291
Wells Fargo Real Return Portfolio				11,877,606
Wells Fargo U.S. REIT Portfolio				2,604,224
				158,977,793

Alternative Investment Funds : 2.99%
AQR Managed Futures Strategy Fund Class R6 †			320,962	2,635,102
PIMCO CommodityRealReturn Strategy Fund Institutional Class			437,253	2,632,262
The Arbitrage Fund Class I			199,959	2,641,453
				7,908,817

Bond Funds : 16.48%
Federated Institutional High Yield Bond Fund Class R6			511,860	4,959,921
Oppenheimer International Bond Fund Class I			899,940	4,976,669
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,222,856	3,974,281
Wells Fargo Strategic Income Fund Institutional Class (l)			3,169,279	29,759,525
				43,670,396

Stock Funds : 5.38%
Calamos Market Neutral Income Fund Class I			203,708	2,646,170
DFA International Small Cap Value Portfolio Institutional Class			57,432	1,055,606
Dodge & Cox International Stock Fund			64,629	2,640,109
T. Rowe Price International Discovery Fund Institutional Class			17,180	1,057,101
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			42,357	1,049,172
Wells Fargo Endeavor Select Fund Institutional Class (l)			281,247	2,376,535
Wells Fargo Large Cap Growth Fund Class R6 (l)			56,755	2,380,853
Wells Fargo Small Cap Value Fund Class R6 (l)			71,101	1,043,055
				14,248,601

Total Investment Companies (Cost $224,258,364)				224,805,607

Short-Term Investments : 0.40%

	Yield
Investment Companies : 0.31%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34%		806,098	806,098

		Maturity date	Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#	2.30	4-2-2019	$244,000	243,484

Total Short-Term Investments (Cost $1,049,586)				1,049,582

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Fund

		Value
Total investments in securities (Cost $265,048,657)	100.07%	$265,092,614
Other assets and liabilities, net	(0.07)	(179,089)

Total net assets	100.00%	$264,913,525

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
VSTOXX Future Index	309	3-19-2019	$541,941	$527,208	$0	$(14,733)
Short
10-Year U.S. Treasury Notes	(54)	6-19-2019	(6,612,734)	(6,588,000)	24,734	0

					$24,734	$(14,733)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,500,708	74,463	352,315	1,222,856	$3,974,281
Wells Fargo Short-Term High Yield Bond Fund Institutional Class *	612,276	10,952	623,228	0	0
Wells Fargo Strategic Income Fund Institutional Class	0	3,387,127	217,848	3,169,279	29,759,525
					33,733,806	12.73%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	293,037	0	293,037	0	0
Wells Fargo Emerging Markets Equity Fund Class R6	48,798	2,870	9,311	42,357	1,049,172
Wells Fargo Endeavor Select Fund Institutional Class	288,513	80,534	87,800	281,247	2,376,535
Wells Fargo Large Cap Growth Fund Class R6	56,180	18,306	17,731	56,755	2,380,853
Wells Fargo Small Cap Value Fund Class R6	65,600	21,927	16,426	71,101	1,043,055
					6,849,615	2.59

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	48,023	19,539,791	18,781,716	806,098	806,098	0.31

					$41,389,519	15.63%

*	No longer held at the end of the period.

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.92%	4.85%	$29,681,695
Wells Fargo Core Bond Portfolio	1.37	1.15	63,371,454
Wells Fargo Disciplined Large Cap Portfolio	0.00	3.95	13,499,872
Wells Fargo Emerging Growth Portfolio	0.26	0.22	1,843,380
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.06	1.12	2,873,306
Wells Fargo Factor Enhanced International Portfolio	0.82	1.02	7,116,556
Wells Fargo Factor Enhanced Large Cap Portfolio	0.81	1.01	11,837,750
Wells Fargo Factor Enhanced Small Cap Portfolio	0.67	0.85	2,366,659
Wells Fargo High Yield Corporate Bond Portfolio	12.24	13.64	11,905,291
Wells Fargo Real Return Portfolio	10.06	6.36	11,877,606
Wells Fargo U.S. REIT Portfolio	5.16	5.98	2,604,224

			$158,977,793	60.01%

Wells Fargo WealthBuilder Conservative Allocation Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$39,237,425	$0	$0	$39,237,425
Investment companies	65,827,814	0	0	65,827,814
Short-term investments
Investment companies	806,098	0	0	806,098
U.S. Treasury securities	243,484	0	0	243,484
Investments measured at net asset value*				158,977,793

	106,114,821	0	0	265,092,614
Futures contracts	24,734	0	0	24,734

Total assets	$106,139,555	$0	$0	$265,117,348
Liabilities
Futures contracts	$14,733	$0	$0	$14,733

Total liabilities	$14,733	$0	$0	$14,733

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $158,977,793. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of February 28, 2019, the Fund had segregated $1,100,000 as cash collateral for these open futures contracts.

As of February 28, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo WealthBuilder Growth Allocation Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 4.95%
Consumer Staples Select Sector SPDR Fund			125,748	$6,833,146
Vanguard Intermediate-Term Corporate Bond ETF			51,094	4,345,034
Vanguard Short-Term Bond ETF			49,224	3,887,219
Total Exchange-Traded Funds (Cost $14,692,318)				15,065,399

Investment Companies : 94.83%
Affiliated Master Portfolios : 69.98%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				6,481,909
Wells Fargo Core Bond Portfolio				13,850,949
Wells Fargo Disciplined Large Cap Portfolio				62,892,909
Wells Fargo Emerging Growth Portfolio				8,653,603
Wells Fargo Factor Enhanced Emerging Markets Portfolio				13,132,234
Wells Fargo Factor Enhanced International Portfolio				33,134,919
Wells Fargo Factor Enhanced Large Cap Portfolio				55,213,378
Wells Fargo Factor Enhanced Small Cap Portfolio				11,065,232
Wells Fargo High Yield Corporate Bond Portfolio				2,702,557
Wells Fargo Real Return Portfolio				2,612,658
Wells Fargo U.S. REIT Portfolio				3,034,167
				212,774,515

Alternative Investment Funds : 2.89%
AQR Managed Futures Strategy Fund Class R6 †			349,699	2,871,029
PIMCO CommodityRealReturn Strategy Fund Institutional Class			502,293	3,023,802
The Arbitrage Fund Class I			218,147	2,881,721
				8,776,552

Bond Funds : 3.18%
Federated Institutional High Yield Bond Fund Class R6			115,812	1,122,216
Oppenheimer International Bond Fund Class I			199,427	1,102,833
Wells Fargo High Yield Bond Fund Institutional Class (l)			277,322	901,298
Wells Fargo Strategic Income Fund Institutional Class (l)			695,911	6,534,601
				9,660,948

Stock Funds : 18.78%
Calamos Market Neutral Income Fund Class I			222,587	2,891,406
DFA International Small Cap Value Portfolio Institutional Class			267,236	4,911,795
Dodge & Cox International Stock Fund			301,356	12,310,400
T. Rowe Price International Discovery Fund Institutional Class			80,337	4,943,143
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			198,098	4,906,876
Wells Fargo Endeavor Select Fund Institutional Class (l)			1,315,755	11,118,128
Wells Fargo Large Cap Growth Fund Class R6 (l)			265,729	11,147,318
Wells Fargo Small Cap Value Fund Class R6 (l)			332,806	4,882,263
				57,111,329

Total Investment Companies (Cost $275,543,254)				288,323,344

	Yield
Short-Term Investments : 0.39%
Investment Companies : 0.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34%		903,743	903,743

		Maturity date	Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#	2.31	4-2-2019	$274,000	273,420

Total Short-Term Investments (Cost $1,177,165)				1,177,163

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Fund

		Value
Total investments in securities (Cost $291,412,737)	100.17%	$304,565,906
Other assets and liabilities, net	(0.17)	(518,750)

Total net assets	100.00%	$304,047,156

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
VSTOXX Futures Index	353	3-19-2019	$618,468	$602,279	$0	$(16,189)
Short
E-Mini Russell 2000 Index	(1)	3-15-2019	(79,487)	(78,775)	712	0
MSCI EAFE Index	(1)	3-15-2019	(91,364)	(93,450)	0	(2,086)
MSCI Emerging Markets Index	(1)	3-15-2019	(53,272)	(52,335)	937	0
S&P 500 E-Mini Index	(2)	3-15-2019	(276,345)	(278,470)	0	(2,125)
10-Year U.S. Treasury Notes	(60)	6-19-2019	(7,347,482)	(7,320,000)	27,482	0

					$29,131	$(20,400)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	326,928	32,852	82,458	277,322	$901,298
Wells Fargo Strategic Income Fund Institutional Class	0	798,143	102,232	695,911	6,534,601
Wells Fargo Short-Term High Yield Bond Fund Institutional Class*	133,613	4,268	137,881	0	0
					7,435,899	2.45%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	1,301,297	0	1,301,297	0	0
Wells Fargo Emerging Markets Equity Fund Class R6	215,735	10,782	28,419	198,098	4,906,876
Wells Fargo Endeavor Select Fund Institutional Class	1,281,318	329,389	294,952	1,315,755	11,118,128
Wells Fargo Large Cap Growth Fund Class R6	249,632	73,649	57,552	265,729	11,147,318
Wells Fargo Small Cap Value Fund Class R6	291,878	89,671	48,743	332,806	4,882,263
					32,054,585	10.54

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	163,691	21,634,773	20,894,721	903,743	903,743	0.30

					$40,394,227	13.29%

*	No longer held at the end of the period.

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.86%	1.06%	$6,481,909
Wells Fargo Core Bond Portfolio	0.30	0.25	13,850,949
Wells Fargo Disciplined Large Cap Portfolio	0.00	18.39	62,892,909
Wells Fargo Emerging Growth Portfolio	1.15	1.02	8,653,603
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.65	5.12	13,132,234
Wells Fargo Factor Enhanced International Portfolio	3.64	4.75	33,134,919
Wells Fargo Factor Enhanced Large Cap Portfolio	3.61	4.70	55,213,378
Wells Fargo Factor Enhanced Small Cap Portfolio	2.98	3.98	11,065,232
Wells Fargo High Yield Corporate Bond Portfolio	2.68	3.10	2,702,557
Wells Fargo Real Return Portfolio	2.21	1.40	2,612,658
Wells Fargo U.S. REIT Portfolio	5.71	6.96	3,034,167

			$212,774,515	69.98%

Wells Fargo WealthBuilder Growth Allocation Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$15,065,399	$0	$0	$15,065,399
Investment companies	75,548,829	0	0	75,548,829
Short-term investments
Investment companies	903,743	0	0	903,743
U.S. Treasury securities	273,420	0	0	273,420
Investments measured at net asset value*				212,774,515

	91,791,391	0	0	304,565,906
Futures contracts	29,131	0	0	29,131

Total assets	$91,820,522	$0	$0	$304,595,037

Liabilities
Futures contracts	$20,400	$0	$0	$20,400

Total liabilities	$20,400	$0	$0	$20,400

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $212,774,515. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

As of February 28, 2019, the Fund had segregated $966,950 as cash collateral for these open futures contracts.

As of February 28, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Growth Balanced Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 8.02%
Consumer Staples Select Sector SPDR Fund			177,396	$9,639,699
Vanguard Intermediate-Term Corporate Bond ETF			248,986	21,173,769
Vanguard Short-Term Bond ETF			240,211	18,969,463
Total Exchange-Traded Funds (Cost $49,912,551)				49,782,931

Investment Companies : 91.70%
Affiliated Master Portfolios : 66.76%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				31,553,323
Wells Fargo Core Bond Portfolio				67,390,846
Wells Fargo Disciplined Large Cap Portfolio				96,592,121
Wells Fargo Emerging Growth Portfolio				13,272,718
Wells Fargo Factor Enhanced Emerging Markets Portfolio				20,445,667
Wells Fargo Factor Enhanced International Portfolio				50,908,958
Wells Fargo Factor Enhanced Large Cap Portfolio				84,798,251
Wells Fargo Factor Enhanced Small Cap Portfolio				17,027,032
Wells Fargo High Yield Corporate Bond Portfolio				13,196,803
Wells Fargo Real Return Portfolio				12,734,858
Wells Fargo U.S. REIT Portfolio				6,221,497
				414,142,074

Alternative Investment Funds : 2.95%
AQR Managed Futures Strategy Fund Class R6 †			728,331	5,979,595
PIMCO CommodityRealReturn Strategy Fund Institutional Class			1,052,311	6,334,909
The Arbitrage Fund Class I			455,316	6,014,731
				18,329,235

Bond Funds : 7.59%
Federated Institutional High Yield Bond Fund Class R6			564,968	5,474,539
Oppenheimer International Bond Fund Class I			969,765	5,362,798
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,352,900	4,396,925
Wells Fargo Strategic Income Fund Institutional Class (l)			3,389,424	31,826,688
				47,060,950

Stock Funds : 14.40%
Calamos Market Neutral Income Fund Class I			464,771	6,037,379
DFA International Small Cap Value Portfolio Institutional Class			411,405	7,561,616
Dodge & Cox International Stock Fund			463,547	18,935,894
T. Rowe Price International Discovery Fund Institutional Class			123,169	7,578,594
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			303,758	7,524,081
Wells Fargo Endeavor Select Fund Institutional Class (l)			2,019,615	17,065,744
Wells Fargo Large Cap Growth Fund Class R6 (l)			407,304	17,086,404
Wells Fargo Small Cap Value Fund Class R6 (l)			512,691	7,521,182
				89,310,894

Total Investment Companies (Cost $551,693,762)				568,810,740

	Yield
Short-Term Investments : 0.47%
Investment Companies : 0.38%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34%		2,349,405	2,349,405

		Maturity Date	Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z) #	2.31	4-2-2019	$538,000	536,862

Total Short-Term Investments (Cost $2,886,268)				2,886,268

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Fund

		Value
Total investments in securities (Cost $604,492,581)	100.19%	$621,512,351
Other assets and liabilities, net	(0.19)	(1,180,993)

Total net assets	100.00%	$620,331,358

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative investments.

Abbreviations:

REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
VSTOXX Futures Index	722	3-19-2019	$1,265,003	$1,231,858	$0	$(33,144)
Short
S&P 500 E-Mini Index	(2)	3-15-2019	(276,470)	(278,470)	0	(2,000)
MSCI Emerging Markets Index	(1)	3-15-2019	(51,644)	(52,335)	0	(691)
E-Mini Russell 2000 Index	(1)	3-15-2019	(76,912)	(78,775)	0	(1,863)
MSCI EAFE Index	(2)	3-15-2019	(185,228)	(186,900)	0	(1,672)
10-Year U.S. Treasury Notes	(125)	6-19-2019	(15,307,254)	(15,250,000)	57,254	0

					$57,254	$(39,371)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,584,935	92,416	324,451	1,352,900	$4,396,925
Wells Fargo Strategic Income Fund Institutional Class	0	3,705,088	315,664	3,389,424	31,826,688
Wells Fargo Short-Term High Yield Bond Fund Institutional Class*	645,811	13,919	659,730	0	0
					36,223,613	5.84%

Stock Funds
Wells Fargo Emerging Markets Equity Fund Class R6	333,632	20,865	50,739	303,758	7,524,081
Wells Fargo Endeavor Select Fund Institutional Class	1,978,166	535,419	493,970	2,019,615	17,065,744
Wells Fargo Large Cap Growth Fund Class R6	385,409	112,744	90,849	407,304	17,086,404
Wells Fargo Small Cap Value Fund Class R6	450,814	138,000	76,123	512,691	7,521,182
					49,197,411	7.93

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	790,414	41,724,818	40,165,827	2,349,405	2,349,405	0.38

					$87,770,429	14.15%

*	No longer held at the end of the period.

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.16%		5.16%	$31,553,323
Wells Fargo Core Bond Portfolio	1.45		1.22	67,390,846
Wells Fargo Disciplined Large Cap Portfolio	0.00	*	28.24	96,592,121
Wells Fargo Emerging Growth Portfolio	1.78		1.56	13,272,718
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.20		7.97	20,445,667
Wells Fargo Factor Enhanced International Portfolio	5.64		7.29	50,908,958
Wells Fargo Factor Enhanced Large Cap Portfolio	5.57		7.23	84,798,251
Wells Fargo Factor Enhanced Small Cap Portfolio	4.60		6.12	17,027,032
Wells Fargo High Yield Corporate Bond Portfolio	12.94		15.12	13,196,803
Wells Fargo Real Return Portfolio	10.68		6.82	12,734,858
Wells Fargo U.S. REIT Portfolio	11.74		14.28	6,221,497

				$414,142,074	66.76%

*	The amount owned is less than 0.005%.

Wells Fargo WealthBuilder Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange- traded funds	$49,782,931	$0	$0	$49,782,931
Investment companies	154,701,079	0	0	154,701,079
Short-term investments
Investment companies	2,349,405	0	0	2,349,405
U.S. Treasury securities	536,862	0	0	536,862
Investments measured at net asset value*				414,142,074

	207,370,277	0	0	621,512,351
Futures contracts	57,254	0	0	57,254

Total assets	$207,427,531	$0	$0	$621,569,605

Liabilities
Futures contracts	$39,371	$0	$0	$39,371

Total liabilities	$39,371	$0	$0	$39,371

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $414,142,074. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of February 28, 2019, the Fund had segregated $2,652,130 as cash collateral for these open futures contracts.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

As of February 28, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term International Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Moderate Balanced Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 11.39%
Consumer Staples Select Sector SPDR Fund			85,347	$4,637,756
Vanguard Intermediate-Term Corporate Bond ETF			293,833	24,987,558
Vanguard Short-Term Bond ETF			281,338	22,217,262
Total Exchange-Traded Funds (Cost $52,312,193)				51,842,576

Investment Companies : 88.37%
Affiliated Master Portfolios : 63.33%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				36,958,633
Wells Fargo Core Bond Portfolio				78,999,401
Wells Fargo Disciplined Large Cap Portfolio				46,859,430
Wells Fargo Emerging Growth Portfolio				6,431,809
Wells Fargo Factor Enhanced Emerging Markets Portfolio				9,985,377
Wells Fargo Factor Enhanced International Portfolio				24,658,726
Wells Fargo Factor Enhanced Large Cap Portfolio				41,151,920
Wells Fargo Factor Enhanced Small Cap Portfolio				8,241,003
Wells Fargo High Yield Corporate Bond Portfolio				15,382,333
Wells Fargo Real Return Portfolio				14,941,879
Wells Fargo U.S. REIT Portfolio				4,514,886
				288,125,397

Alternative Investment Funds : 2.99%
AQR Managed Futures Strategy Fund Class R6 †			541,857	4,448,650
PIMCO CommodityRealReturn Strategy Fund Institutional Class			773,795	4,658,246
The Arbitrage Fund Class I			339,478	4,484,499
				13,591,395

Bond Funds : 12.18%
Federated Institutional High Yield Bond Fund Class R6			661,580	6,410,707
Oppenheimer International Bond Fund Class I			1,143,569	6,323,935
Wells Fargo High Yield Bond Fund Institutional Class (l)			1,583,675	5,146,943
Wells Fargo Strategic Income Fund Institutional Class (l)			3,998,684	37,547,641
				55,429,226

Stock Funds : 9.87%
Calamos Market Neutral Income Fund Class I			348,332	4,524,838
DFA International Small Cap Value Portfolio Institutional Class			199,318	3,663,459
Dodge & Cox International Stock Fund			224,776	9,182,082
T. Rowe Price International Discovery Fund Institutional Class			59,592	3,666,718
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			147,093	3,643,487
Wells Fargo Endeavor Select Fund Institutional Class (l)			980,559	8,285,727
Wells Fargo Large Cap Growth Fund Class R6 (l)			197,536	8,286,633
Wells Fargo Small Cap Value Fund Class R6 (l)			247,558	3,631,678
				44,884,622

Total Investment Companies (Cost $395,184,522)				402,030,640

	Yield
Short-Term Investments : 0.33%
Investment Companies : 0.24%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.34%		1,101,220	1,101,220

		Maturity date	Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#	2.31	4-2-2019	$381,000	380,194

Total Short-Term Investments (Cost $1,481,415)				1,481,414

1

Portfolio of investments — February 28, 2019 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Fund

		Value
Total investments in securities (Cost $448,978,130)	100.09%	$455,354,630
Other assets and liabilities, net	(0.09)	(406,656)

Total net assets	100.00%	$454,947,974

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT	Real estate investment trust

2

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
VSTOXX Futures Index	529	3-19-2019	$927,791	$902,567	$0	$(25,224)
Short
E-Mini Russell 2000 Index	(1)	3-15-2019	(79,487)	(78,775)	712	0
MSCI EAFE	(1)	3-15-2019	(91,364)	(93,450)	0	(2,086)
S&P 500 E-Mini Index	(1)	3-15-2019	(136,848)	(139,235)	0	(2,387)
10-Year U.S. Treasury Notes	(93)	6-19-2019	(11,388,597)	(11,346,000)	42,597	0

					$43,309	$(29,697)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Bond Funds
Wells Fargo High Yield Bond Fund Institutional Class	1,911,953	58,899	387,177	1,583,675	$5,146,943
Wells Fargo Strategic Income Fund Institutional Class	0	4,387,409	388,725	3,998,684	37,547,641
Wells Fargo Short-Term High Yield Bond Fund Institutional Class*	780,008	9,566	789,574	0	0
					42,694,584	9.38%

Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	1,021,404	0	1,021,404	0	0
Wells Fargo Emerging Markets Equity Fund Class R6	170,189	6,020	29,116	147,093	3,643,487
Wells Fargo Endeavor Select Fund Institutional Class	1,008,976	248,575	276,992	980,559	8,285,727
Wells Fargo Large Cap Growth Fund Class R6	196,506	54,270	53,240	197,536	8,286,633
Wells Fargo Small Cap Value Fund Class R6	228,776	68,802	50,020	247,558	3,631,678
					23,847,525	5.24

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	0	28,883,991	27,782,771	1,101,220	1,101,220	0.24

					$67,643,329	14.86%

*	No longer held at the end of the period.

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.00%	6.04%	$36,958,633
Wells Fargo Core Bond Portfolio	1.75	1.43	78,999,401
Wells Fargo Disciplined Large Cap Portfolio	0.00	13.70	46,859,430
Wells Fargo Emerging Growth Portfolio	0.90	0.76	6,431,809
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.67	3.89	9,985,377
Wells Fargo Factor Enhanced International Portfolio	2.85	3.53	24,658,726
Wells Fargo Factor Enhanced Large Cap Portfolio	2.83	3.51	41,151,920
Wells Fargo Factor Enhanced Small Cap Portfolio	2.34	2.96	8,241,003
Wells Fargo High Yield Corporate Bond Portfolio	15.60	17.62	15,382,333
Wells Fargo Real Return Portfolio	12.84	8.00	14,941,879
Wells Fargo U.S. REIT Portfolio	9.01	10.36	4,514,886

			$288,125,397	63.33%

Wells Fargo WealthBuilder Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$51,842,576	$0	$0	$51,842,576
Investment companies	113,905,243	0	0	113,905,243
Short-term investments
Investment companies	1,101,220	0	0	1,101,220
U.S. Treasury securities	380,194	0	0	380,194
Investments measured at net asset value*				288,125,397

	167,229,233	0	0	455,354,630
Futures contracts	43,309	0	0	43,309

Total assets	$167,272,542	$0	$0	$455,397,939

Liabilities
Futures contracts	$29,697	$0	$0	$29,697

Total liabilities	$29,697	$0	$0	$29,697

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $288,125,397. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of February 28, 2019, the Fund had segregated $1,280,700 as cash collateral for these open futures contracts.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

As of February 28, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

Wells Fargo WealthBuilder Equity Fund	Portfolio of investments — February 28, 2019 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 2.98%
Consumer Staples Select Sector SPDR Fund				235,646	$12,805,004
Total Exchange-Traded Funds (Cost $11,955,865)					12,805,004

Investment Companies : 96.64%
Affiliated Master Portfolios : 74.69%
Wells Fargo Disciplined Large Cap Portfolio					109,716,640
Wells Fargo Emerging Growth Portfolio					15,004,089
Wells Fargo Factor Enhanced Emerging Markets Portfolio					23,041,686
Wells Fargo Factor Enhanced International Portfolio					57,779,673
Wells Fargo Factor Enhanced Large Cap Portfolio					96,233,405
Wells Fargo Factor Enhanced Small Cap Portfolio					19,288,095
					321,063,588

Stock Funds : 21.95%
DFA International Small Cap Value Portfolio Institutional Class				466,832	8,580,369
Dodge & Cox International Stock Fund				525,215	21,455,050
T. Rowe Price International Discovery Fund Institutional Class				139,693	8,595,297
Wells Fargo Emerging Markets Equity Fund Class R6 (l)				344,288	8,528,006
Wells Fargo Endeavor Select Fund Institutional Class (l)				2,287,803	19,331,932
Wells Fargo Large Cap Growth Fund Class R6 (l)				461,634	19,365,540
Wells Fargo Small Cap Value Fund Class R6 (l)				580,401	8,514,482
					94,370,676

Total Investment Companies (Cost $390,884,951)					415,434,264

		Yield
Short-Term Investments : 0.57%
Investment Companies : 0.51%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.34%		2,165,769	2,165,769

			Maturity date	Principal
U.S. Treasury Securities : 0.06%
U.S. Treasury Bill (z)#		2.30	4-2-2019	$273,000	272,422

Total Short-Term Investments (Cost $2,438,194)					2,438,191

Total investments in securities (Cost $405,279,010)	100.19%				430,677,459
Other assets and liabilities, net	(0.19)				(811,940)

Total net assets	100.00%				$429,865,519

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
VSTOXX Future Index	500	3-19-2019	$876,041	$853,087	$0	$(22,954)
Short
S&P 500 E-Mini Index	(3)	3-15-2019	(413,318)	(417,705)	0	(4,387)
MSCI Emerging Markets Index	(1)	3-15-2019	(51,644)	(52,335)	0	(691)
Russell 2000 E-Mini Index	(2)	3-15-2019	(155,679)	(157,550)	0	(1,871)
MSCI EAFE Index	(2)	3-15-2020	(187,821)	(186,900)	921	0

					$921	$(29,903)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Stock Funds
Wells Fargo Disciplined U.S. Core Fund Class R6*	2,260,514	0	2,260,514	0	$0
Wells Fargo Emerging Markets Equity Fund Class R6	371,461	39,691	66,864	344,288	8,528,006
Wells Fargo Endeavor Select Fund Institutional Class	2,226,503	616,330	555,030	2,287,803	19,331,932
Wells Fargo Large Cap Growth Fund Class R6	433,975	136,451	108,792	461,634	19,365,540
Wells Fargo Small Cap Value Fund Class R6	507,134	174,376	101,109	580,401	8,514,482
					55,739,960	12.97%

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,816,736	40,956,414	41,607,381	2,165,769	2,165,769	0.51

					$57,905,729	13.48%

*	No longer held at the end of the period.

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Disciplined Large Cap Portfolio	0.00%	32.08%	$109,716,640
Wells Fargo Emerging Growth Portfolio	2.00	1.76	15,004,089
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.01	8.98	23,041,686
Wells Fargo Factor Enhanced International Portfolio	6.32	8.28	57,779,673
Wells Fargo Factor Enhanced Large Cap Portfolio	6.26	8.20	96,233,405
Wells Fargo Factor Enhanced Small Cap Portfolio	5.18	6.94	19,288,095

			$321,063,588	74.69%

Wells Fargo WealthBuilder Equity Fund (the “Fund”)

Notes to Portfolio of investments – February 28, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$12,805,004	$0	$0	$12,805,004
Investment companies	94,370,676	0	0	94,370,676
Short-term investments
Investment companies	2,165,769	0	0	2,165,769
U.S. Treasury securities	272,422	0	0	272,422
Investments measured at net asset value*				321,063,588

	109,613,871	0	0	430,677,459
Futures contract	921	0	0	921

Total assets	$109,614,792	$0	$0	$430,678,380

Liabilities
Futures contracts	$29,903	$0	$0	$29,903

Total liabilities	$29,903	$0	$0	$29,903

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $321,063,588. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of February 28, 2019, the Fund had segregated $2,400,000 as cash collateral for these open futures contracts.

At February 28, 2019, the Fund did not have any transfers into/out of Level 3.

As of February 28, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: April 26, 2019

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: April 26, 2019

By:	/s/ Jeremey DePalma
Jeremy DePalma
Treasurer

Date: April 26, 2019